Risks and Uncertainties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Risks and Uncertainties [Line Items]
Bank balance (in Dollars)	$ 147,352
Hong Kong [Member]
Risks and Uncertainties [Line Items]
Bank balance (in Dollars)	$ 250,312
One Subcontractor [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Risks and Uncertainties [Line Items]
Customer concentration risk percentage		24.70%
One Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Risks and Uncertainties [Line Items]
Customer concentration risk percentage	32.40%	20.70%	45.90%
Two Customers [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Risks and Uncertainties [Line Items]
Customer concentration risk percentage	15.30%		12.20%
Two Customers [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Risks and Uncertainties [Line Items]
Customer concentration risk percentage	14.50%
One Customers [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Risks and Uncertainties [Line Items]
Customer concentration risk percentage	21.00%	10.50%
Three Customers [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Risks and Uncertainties [Line Items]
Customer concentration risk percentage	13.20%
FourCustomers [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Risks and Uncertainties [Line Items]
Customer concentration risk percentage	12.80%
Five Customers [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Risks and Uncertainties [Line Items]
Customer concentration risk percentage	11.90%
Board [Member]
Risks and Uncertainties [Line Items]
Bank balance (in Dollars)	$ 64,000